Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedules of Inventories

The Group’s inventories are comprised of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD

Products	9,993,021	3,747,208	513,366
Hotel consumables	5,090,286	137,151	18,790
Raw materials	3,615,120	2,341,559	320,792
Packing materials and others	1,764,063	655,552	89,810
Total	20,462,490	6,881,470	942,758